Interest rate benchmark reform (Narrative) (Details) - IBOR Reform [member] £ in Millions	Dec. 31, 2020 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	£ 12,688,971
Cross currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	264,000
Cross currency swaps | Provision for retained issuance
Disclosure of financial instruments by type of interest rate [line items]
Retained debt issuance	£ 23,000